Nature of Operations, Continuance of Business and Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Nature of Operations, Continuance of Business and Presentation
1.	Nature of Operations, Continuance of Business and Presentation

The Company was incorporated in the State of Nevada on August 23, 2005 under the name Jackson Ventures, Inc. The Company's initial operations included the acquisition and exploration of mineral resources. Management changed its primary business to that of developing and operating a proprietary, digital media network service in the transportation segment of the outdoor advertising market in China. On January 29, 2007 the Company entered into a Share Exchange Agreement to acquire the business of i-Level Media Systems Limited (“i-Level Systems”), a limited liability Company incorporated on May 23, 2003 under the International Business Act of the British Virgin Islands. I-Level Systems owns 100% of i-Level SoftComm (Shanghai) Company Ltd. (“i-Level SoftComm”), a wholly foreign owned enterprise formed under the laws of the People's Republic of China (the “PRC”) on August 12, 2004. i-Level SoftComm was a development stage company devoting substantially all of its efforts to establishing a new business in the PRC, which involved selling out-of-home video advertising timeslots on its network of flat-panel video advertising display units installed in taxis. The acquisition of i-Level Systems was completed on March 20, 2007. See Note 7 for full disclosure of this transaction and related financing transactions. As control of the Company transferred to the shareholders of i-Level Systems on March 20, 2007 this acquisition was considered a recapitalization of i-Level Systems. The acquisition was accounted for using reverse merger accounting rules whereby the historical operations of i-Level Systems constituted the reported numbers prior to March 20, 2007 and the combined operations of the Company and i-Level Systems were reported from March 20, 2007 to December 1, 2008. On December 1, 2008 i-Level SoftComm ceased operations and its business was wound-up. Also on December 1, 2008 i-Level Systems, the parent company of i-Level SoftComm and a wholly-owned subsidiary of the Company was sold to the Company’s former Chief Executive Officer for $1. From December 1, 2008 the Company deconsolidated its subsidiary and reported a loss on discontinued operations of $573,932 and upon wind-up recorded a gain of $596,799 and upon sale recorded a loss of $1,614,800. The comparative balance sheet included the accounts of i-Level Systems and i-Level SoftComm. The Statement of Stockholders’ Equity was retroactively restated to account for the deconsolidation of i-Level Systems and the reversal of reverse merger accounting. Since December 1, 2008 the Company has no operations.

On July 8, 2011 the Company effected a reverse stock split on a one new share for seventy old shares basis. As a result of the reverse split, the Company’s authorized share capital decreased from 1,025,000,000 shares of common stock to 14,642,857 shares of common stock On the date of record there were 64,317,715 shares issued and outstanding. Upon consolidation there were 918,825 shares issued and outstanding. This consolidation has been applied retroactively to restate all share and per share amounts. On July 27, 2011, the Board of Directors approved an amendment to its articles of incorporation to increase the number of our authorized common stock to 1,000,000,000 shares which became effective March 13, 2012.

On July 13, 2011 the Company settled $13,000 of debt owing to the Chief Executive Officer and issued 13,000,000 post-consolidation shares at $.001 per share.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company had not generated revenues since inception and currently has no revenue generating operations. The Company has not paid dividends, and is unlikely to pay dividends in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the ability of the Company to reorganize its share capital, obtain equity financing and secure new business operations. As at December 31, 2011, the Company had no assets and debt of $827,299 and had accumulated losses of $5,310,205 since inception. These factors raise substantial doubt regarding the Company's ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. At the present time, the Company is focusing on obtaining sufficient financing to be able to recommence operations in the social networking, digital media and mobile communications area.